Financial instruments and risk management (Details 1) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	$ 20,510,762	$ 19,448,128	$ 17,990,254
Cash and cash equivalent [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	17,901,845	16,112,268	14,681,204
Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	550,068	1,127,841	970,292
Accounts receivable net of guarantees received [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	1,986,102	2,143,390	2,264,941
Derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	6,570	0	8,308
Other Financial Assets [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	$ 66,177	$ 64,629	$ 65,509